INTANGIBLE ASSETS (Schedule of Goodwill Impairment Evaluation) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Aspire Core (Core) [Member]
Disclosure of detailed information about intangible assets [line items]
The amount of value in use exceeded the carrying value as of December 31, 2022 - U.S. dollars in millions	$ 13.5
Specific cash flow period (years)	7.25
The pre-tax discount rate used	18.70%
Change in the pre-tax discount rate used, resulting in value in use equal the carrying value as of December 31, 2022	0.011
Fixed growth rate	3.00%
The fixed growth (negative growth) rate to be used, resulting in value in use equal the carrying value as of December 31, 2022	0.2%
PariPlay (Sports) [Member]
Disclosure of detailed information about intangible assets [line items]
The amount of value in use exceeded the carrying value as of December 31, 2022 - U.S. dollars in millions	$ 22.9
Specific cash flow period (years)	9.25
The pre-tax discount rate used	20.40%
Change in the pre-tax discount rate used, resulting in value in use equal the carrying value as of December 31, 2022	0.033
Fixed growth rate	3.00%
The fixed growth (negative growth) rate to be used, resulting in value in use equal the carrying value as of December 31, 2022	(19.8)%
BtoBet (Games) [Member[
Disclosure of detailed information about intangible assets [line items]
The amount of value in use exceeded the carrying value as of December 31, 2022 - U.S. dollars in millions	$ 13.5
Specific cash flow period (years)	9.25
The pre-tax discount rate used	18.40%
Change in the pre-tax discount rate used, resulting in value in use equal the carrying value as of December 31, 2022	0.024
Fixed growth rate	3.00%
The fixed growth (negative growth) rate to be used, resulting in value in use equal the carrying value as of December 31, 2022	(8.8)%